Derivative Liabilities (Details) - Warrants [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum [Member]
Expected volatility	135.00%	271.00%	219.00%
Risk free interest rate	0.05%	0.30%	1.55%
Expected life (in years)	0 years	6 months	9 months 18 days
Maximum [Member]
Expected volatility	275.00%	322.00%	264.00%
Risk free interest rate	0.15%	1.41%	2.34%
Expected life (in years)	1 year 6 months	1 year 6 months	1 year 6 months